May 5, 2021

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	C.M. Life Insurance Company and its C.M. Multi-Account A

Post-Effective Amendment No. 34 to Registration Statement on Form N-4

Prospectus Title: Panorama Premier

File Nos. 033-61679, 811-08698

Class Identifier: C000021289

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the “Depositor”) and its C.M. Multi-Account A (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 34 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 28, 2021 and became effective on May 1, 2021; and
•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Lead Counsel, Annuity Product & Operations

for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.